Principal accounting policies - Land use rights, Impairment of long-lived assets, Annual test for impairment of goodwill and Convertible bonds (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Aggregate principal amount	$ 42,168	$ 95,169	$ 44,504
Impairment of long-lived assets
Impairment of intangible assets	$ 0	0	$ 1,356
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]			General and Administrative Expense
Number of reporting units | item	3
Impairment of goodwill	$ 454,935	$ 0	$ 14,830
Agricultural Bank of China
Aggregate principal amount			$ 12,400
Land use rights
Term of amortization	40 years